Document and Entity Information	3 Months Ended
Mar. 31, 2025
Document and Entity Information
Document Type	S-1
Entity Registrant Name	Tvardi Therapeutics, Inc.
Entity Central Index Key	0001346830
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false